Accounts Receivable	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Accounts Receivable

3. Accounts Receivable:

The accounts receivable as at June 30, 2023, is summarized as follows:

	June 30, 2024	December 31, 2023
Accounts receivable	$3,537,282	$6,368,144

Provision for doubtful accounts	(103,087)	(106,839)

Net accounts receivable	$3,434,195	$6,261,305

The Company has a doubtful debt provision of $103,087 (December 31, 2023 - $106,839) for existing accounts receivable.